Acquisition of Evelyn Partners - Consideration transferred (Details) - Evelyn Partners £ in Millions	Jun. 30, 2026 GBP (£)
Acquisition of Evelyn Partners
Cash consideration	£ 2,187
Share based payment awards attributable to pre-combination services	20
Total consideration transferred	£ 2,207